GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic areas:
Products	$ 15,303	$ 14,049	$ 9,165
Services	16,027	14,624	12,597
Total revenues	31,330	28,673	21,762
Israel [Member]
Revenues by geographic areas:
Products	129	120	16
Services	48	54	52
Far East (Excluding Japan) [Member]
Revenues by geographic areas:
Products	701	713	1,176
Services	2,580	2,258	1,848
Europe [Member]
Revenues by geographic areas:
Products	9,146	10,370	6,055
Services	10,790	10,111	8,260
North and South America [Member]
Revenues by geographic areas:
Products	2,442	1,635	1,590
Services	1,595	1,247	1,236
Africa [Member]
Revenues by geographic areas:
Products	2,052	864	16
Services	112	103	67
Japan [Member]
Revenues by geographic areas:
Products	833	347	312
Services	$ 902	$ 851	$ 1,134